RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	Dec. 31, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Jan. 29, 2025
Notes and other explanatory information [abstract]
sale of stock					524,390
aggregate proceeds					$ 2,150,000
Portage paid intensity			$ 50,000.00	$ 70,000.00
Accounts payable accrued liabilities			0	70,000.00
Service expense			100,000
Research and development expense			70,000.00
Portage unpaid Intensity			30,000.00
Portage ordinary shares		53,500
Loss from change increase in the fair value of the liability			4,126,000	$ 1,352,000
Compensation committee	$ 600,000
Original annual targets percentage	73.50%
Accounts payable and accrued expenses		$ 60,000.00	$ 400,000
Annual fees description		The Company incurred Board fees totaling $0.18 million, $0.27 million, and $0.32 million during the years ended March 31, 2025, 2024, and 2023, respectively